Expenses by Nature - Summary of Expenses by Nature (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Expenses by nature [abstract]
Employee compensation		₨ 549,301			₨ 537,644		₨ 450,075
Sub-contracting and technical fees		103,030			115,247		108,589
Cost of hardware and software		4,116			6,627		6,431
Travel		15,102			14,445		7,320
Facility expenses		14,556			13,492		11,990
Software license expense for internal use		18,378			18,717		13,279
Depreciation, amortization and impairment	[1]	34,071			33,402		30,911
Communication		4,878			5,911		5,760
Legal and professional fees		9,559			13,288		15,026
Rates, taxes and insurance		5,993			5,905		4,548
Marketing and brand building		3,555			2,951		2,010
Lifetime expected credit loss/ (write-back)		640			(604)		(797)
(Gain)/loss on sale of property, plant and equipment, net		(2,072)	[2]	$ (25)	(89)	[2]	(313)	[2]
Miscellaneous expenses	[2],[3]	737			2,806		2,360
Total cost of revenues, selling and marketing expenses and general and administrative expenses		₨ 761,844			₨ 769,742		₨ 657,189

[1]	Depreciation, amortization, and impairment includes an impairment charge on intangible assets amounting to ₹ Nil, ₹ 1,816 and ₹ 1,701, for the years ended March 31, 2022, 2023 and 2024, respectively. (Refer to Note 6)
[2]	(Gain)/loss on sale of property, plant and equipment, net has been reclassified from Miscellaneous expenses and is presented separately for the year ended March 31, 2024. Previous period figures have been reclassified accordingly. Gain on sale of property, plant and equipment for the year ended March 31, 2024, includes gain on sale of immovable properties of ₹ (2,357).
[3]	Miscellaneous expenses are net of reversals of contingent consideration (Refer to Note 19).